IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	$ 1,054,714	$ 931,129
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 14,140	$ 14,330
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 11,180	$ 9,870
Exposure percentage	79.10%	68.90%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 2,870	$ 4,390
Exposure percentage	20.30%	30.60%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 90	$ 70
Exposure percentage	0.60%	0.50%